Assets held for sale	12 Months Ended
Dec. 31, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 28	Assets held for sale

The non-current assets held for sale and the components of the disposal groups classified as held for sale are presented in the Consolidated Statement of Financial Position under the item “Non-current assets or groups of assets classified as held for sale”.

The following table shows the movements in assets held for sale:

Assets held for sale	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Land	1,493	2,454
Mining rights	136	-
Total assets held for sale	1,629	2,454